Leasehold Improvement and Equipment, Net (Tables)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Property, Plant and Equipment [Abstract]
Schedule of Leasehold Improvements and Equipment

	2019	2018
Furniture and education equipment	$27,125	$36,861
Computer equipment and software	46,120	15,529
Leasehold improvements	83,413	-
	$156,658	$52,390
Less: accumulated depreciation	(56,001)	(28,198)
	$100,656	$24,192

	As of December 31,
	2018	2017
Furniture and education equipment	$36,861	$-
Computer equipment and software	15,529	-
	$52,390	$-
Less: accumulated depreciation	(28,198)	-
	$24,192	$-